UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10543

Name of Fund: BlackRock Core Bond Trust (BHK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Core Bond Trust,
55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2015

Date of reporting period: 11/30/2014

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2014 (Unaudited)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Asset-Backed Securities		Par (000)	Value

Asset-Backed Securities — 10.3%
AmeriCredit Automobile Receivables Trust, Series 2011-5, Class C, 3.44%, 10/08/17	USD	800	$814,882
Apidos CDO XI, Series 2012-11A, Class D, 4.48%, 1/17/23 (a)(b)		1,200	1,182,980
Apidos CLO XIX, Series 2014-19A, Class D, 3.98%, 10/17/26 (a)(b)		1,000	951,240
Ares clo ltd., Series 2014-32A, Class C, 4.34%, 11/15/25 (a)(b)(c)		1,250	1,214,500
Ares XXIII CLO, Ltd., Series 2012-1AR (a)(b):
Class CR, 3.43%, 4/19/23		4,000	3,980,225
Class DR, 4.38%, 4/19/23		3,000	2,977,125
Atrium CDO Corp., Series 9A, Class D, 3.74%, 2/28/24 (a)(b)		1,500	1,419,249
Babson CLO Ltd. (a):
Series 2012-1X, Class B, 2.73%, 4/15/22		1,000	972,443
Series 2014-3A, Class C1, 3.23%, 1/15/26 (b)		2,000	1,949,000
Series 2014-3A, Class D1, 3.73%, 1/15/26 (b)		1,500	1,412,100
Battalion CLO VII Ltd., Series 2014-7A, Class C, 4.10%, 10/17/26 (a)(b)		2,000	1,890,994
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class C, 3.48%, 1/20/26 (a)(b)		1,000	908,596
Benefit Street Partners CLO V Ltd., Series 2014-VA, Class C, 3.10%, 10/20/26 (a)(b)		1,500	1,446,207
Brookside Mill CLO Ltd., Series 2013-1A, Class C1, 2.93%, 4/17/25 (a)(b)		1,000	954,563
CarMax Auto Owner Trust, Series 2012-1:
Class B, 1.76%, 8/15/17		420	424,759
Class C, 2.20%, 10/16/17		250	254,161
Class D, 3.09%, 8/15/18		315	319,924
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A3, 3.03%, 10/15/25		2,210	2,268,393
CIFC Funding 2014-IV Ltd., Series 2014-4A, Class D, 3.68%, 10/17/26 (a)(b)		2,000	1,845,127
CIFC Funding Ltd. (a)(b):
Series 2012-1AR, Class B1R, 4.38%, 8/14/24		1,500	1,473,908
Series 2013-IA, Class B, 3.04%, 4/16/25		1,000	960,592
Countrywide Asset-Backed Certificates, Series 2006-13, Class 3AV2, 0.30%, 1/25/37 (a)		803	755,921

Asset-Backed Securities		Par (000)	Value

Asset-Backed Securities (continued)
Dryden 34 Senior Loan Fund, Series 2014-34A, Class C, 3.09%, 10/15/26 (a)(b)	USD	2,000	$1,926,867
Ford Credit Floorplan Master Owner Trust, Series 2012-2:
Class B, 2.32%, 1/15/19		490	500,831
Class C, 2.86%, 1/15/19		210	217,024
Class D, 3.50%, 1/15/19		400	417,609
Galaxy CLO Ltd., Series 2014-18A, Class C1, 3.23%, 10/15/26 (a)(b)		1,625	1,580,709
Galaxy XV CLO Ltd., Series 2013-15A, Class C, 2.83%, 4/15/25 (a)(b)		1,000	955,005
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, 3.82%, 10/29/26 (a)(b)		1,000	944,785
ING IM CLO Ltd., Series 2012-2A, Class C, 3.68%, 10/15/22 (a)(b)		1,500	1,500,097
Limerock CLO III LLC, Series 2014-3A, Class C, 3.83%, 10/20/26 (a)(b)		4,500	4,210,200
NACM CLO I, Series 2006-1A, Class B, 0.98%, 6/20/19 (a)(b)		5,000	4,921,258
Nelnet Student Loan Trust (a):
Series 2006-1, Class A5, 0.34%, 8/23/27		1,050	1,038,484
Series 2008-3, Class A4, 1.88%, 11/25/24		1,235	1,293,161
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class C, 3.98%, 11/14/25 (a)(b)(c)		2,250	2,115,900
Octagon Investment Partners XX Ltd., Series 2014-1A (a)(b):
Class C, 3.04%, 8/12/26		1,000	956,333
Class D, 3.89%, 8/12/26		1,000	942,897
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 3.88%, 11/14/26 (a)(b)		2,000	1,883,000
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class C1, 3.54%, 11/22/25 (a)(b)(c)		2,000	1,968,200
OZLM Funding III, Ltd., Series 2013-3A (a)(b):
Class B, 3.33%, 1/22/25		1,500	1,459,919
Class C, 4.13%, 1/22/25		500	480,390
OZLM VII Ltd., Series 2014-7A, Class C, 3.86%, 7/17/26 (a)(b)		470	439,329
OZLM VIII, Ltd., Series 2014-8A, Class C, 3.78%, 10/17/26 (a)(b)		2,000	1,856,767
Regatta V Funding Ltd., Series 2014-1A, Class C, 3.68%, 10/25/26 (a)(b)		2,000	1,849,456

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2014	1

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Asset-Backed Securities		Par (000)	Value

Asset-Backed Securities (concluded)
Santander Drive Auto Receivables Trust:
Series 2011-1, Class D, 4.01%, 2/15/17	USD	1,880	$1,919,623
Series 2012-1, Class B, 2.72%, 5/16/16		2	1,966
Series 2012-1, Class C, 3.78%, 11/15/17		650	659,551
Silver Spring CLO Ltd., Series 2014-1A, Class D, 3.72%, 10/15/26 (a)(b)		2,250	2,059,481
SLM Private Credit Student Loan Trust, Series 2004-B, Class A2, 0.43%, 6/15/21 (a)		201	199,797
SLM Private Education Loan Trust, Series 2012-A, Class A1, 1.55%, 8/15/25 (a)(b)		345	348,553
SLM Student Loan Trust:
Series 2008-5, Class A3, 1.53%, 1/25/18 (a)		698	702,026
Series 2008-5, Class A4, 1.93%, 7/25/23 (a)		1,245	1,294,263
Series 2012-A, Class A2, 3.83%, 1/17/45 (b)		690	729,923
Series 2014-A, Class B, 3.50%, 11/15/44 (b)		500	494,207
Small Business Administration Participation Certificates, Series 1996-20K, Class 1, 6.95%, 11/01/16		48	50,210
Steele Creek CLO 2014-1 Ltd., Series 2014-1A, Class C, 3.43%, 8/21/26 (a)(b)		2,500	2,429,500
Structured Asset Securities Corp., Series 2002-AL1, Class A2, 3.45%, 2/25/32		990	985,497
Symphony CLO VII, Ltd., Series 2011-7A, Class E, 3.83%, 7/28/21 (a)(b)		1,500	1,477,500
Venture CDO Ltd., 3.39%, 10/15/26 (a)(b)		1,550	1,499,908
Voya CLO Ltd., Series 2014-3A, Class C, 3.83%, 7/25/26 (a)(b)		1,750	1,647,962
World Financial Network Credit Card Master Trust, Series 2012-C, Class C, 4.55%, 8/15/22		2,360	2,472,119

			82,807,196

Interest Only Asset-Backed Securities — 0.1%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (b)		4,751	328,114

Asset-Backed Securities		Par (000)	Value

Interest Only Asset-Backed Securities (concluded)
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 4/15/29 (b)	USD	6,467	$436,526

			764,640

Total Asset-Backed Securities — 10.4%			83,571,836

Corporate Bonds

Aerospace & Defense — 0.6%
Huntington Ingalls Industries, Inc., 7.13%, 3/15/21		460	499,675
United Technologies Corp. (d):
4.88%, 5/01/15		2,375	2,419,572
6.13%, 7/15/38		1,450	1,894,013

			4,813,260

Airlines — 2.0%
American Airlines Pass-Through Trust, Series 2013-2:
Class A, 4.95%, 1/15/23 (d)		4,447	4,758,327
Class B, 5.60%, 7/15/20 (b)		976	995,335
Continental Airlines Pass-Through Trust:
Series 2010-1, Class B, 6.00%, 7/12/20		842	871,490
Series 2012-3, Class C, 6.13%, 4/29/18		1,000	1,062,500
United Airlines Pass-Through Trust:
Series 2013-1, Class A, 4.30%, 2/15/27		4,000	4,140,000
Series 2014-2, Class B, 4.63%, 3/03/24		2,750	2,688,125
US Airways Pass-Through Trust, Series 2012-1, Class C, 9.13%, 10/01/15		1,734	1,799,084

			16,314,861

Auto Components — 0.8%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		182	179,953
4.88%, 3/15/19		2,660	2,693,250
6.00%, 8/01/20		1,906	1,984,527
5.88%, 2/01/22		1,578	1,609,560

			6,467,290

Automobiles — 1.1%
Ford Motor Co., 4.75%, 1/15/43 (d)		4,255	4,396,849
General Motors Co., 6.25%, 10/02/43		2,506	2,913,225

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2014	2

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Automobiles (concluded)
Jaguar Land Rover Automotive PLC, 4.13%, 12/15/18 (b)	USD	1,500	$1,533,750

			8,843,824

Banks — 4.2%
Barclays Bank PLC, 7.63%, 11/21/22		3,500	3,863,125
CIT Group, Inc.:
5.50%, 2/15/19 (b)		796	843,760
5.38%, 5/15/20		3,300	3,506,250
Depfa ACS Bank, 5.13%, 3/16/37 (b)		7,925	9,672,304
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (b)		2,800	2,872,800
HSBC Bank PLC, 3.10%, 5/24/16 (b)		1,395	1,445,959
HSBC Holdings PLC:
4.25%, 3/14/24 (d)		2,020	2,099,097
6.10%, 1/14/42		610	800,249
Rabobank Nederland (d):
3.88%, 2/08/22		2,780	2,964,926
3.95%, 11/09/22		3,000	3,058,593
Wells Fargo & Co., 3.50%, 3/08/22 (d)		2,780	2,902,598

			34,029,661

Building Products — 0.1%
Cemex SAB de CV, 5.88%, 3/25/19 (b)		400	404,000

Capital Markets — 3.9%
CDP Financial, Inc., 5.60%, 11/25/39 (b)(d)		5,890	7,524,776
Credit Suisse Group AG, 7.50% (a)(b)(e)		3,000	3,172,500
The Goldman Sachs Group, Inc. (d):
5.38%, 3/15/20		2,435	2,745,740
5.25%, 7/27/21		6,340	7,149,637
5.75%, 1/24/22		3,615	4,185,772
Morgan Stanley:
4.00%, 7/24/15		810	827,696
6.25%, 8/28/17 (d)		3,855	4,324,262
Murray Street Investment Trust I, 4.65%, 3/09/17 (d)(f)		1,645	1,755,330

			31,685,713

Chemicals — 1.3%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding BV, 7.38%, 5/01/21 (b)		302	326,160
Axiall Corp., 4.88%, 5/15/23		304	294,120

Corporate Bonds		Par (000)	Value

Chemicals (concluded)
The Dow Chemical Co., 4.13%, 11/15/21	USD	700	$747,544
Huntsman International LLC, 4.88%, 11/15/20		595	605,412
Methanex Corp., 3.25%, 12/15/19		4,148	4,186,104
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20		322	350,175
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		3,600	3,762,000

			10,271,515

Commercial Services & Supplies — 1.1%
ADS Waste Holdings, Inc., 8.25%, 10/01/20		491	515,550
Aviation Capital Group Corp. (b):
4.63%, 1/31/18		1,300	1,352,941
7.13%, 10/15/20		1,800	2,075,290
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (b)		325	325,000
Mobile Mini, Inc., 7.88%, 12/01/20		1,640	1,754,800
The ADT Corp., 4.88%, 7/15/42		1,078	892,045
United Rentals North America, Inc.:
5.75%, 7/15/18		388	405,460
7.38%, 5/15/20		770	831,600
7.63%, 4/15/22		907	1,002,235

			9,154,921

Communications Equipment — 1.2%
ADC Telecommunications, Inc., 3.50%, 7/15/15 (g)		8,670	8,735,025
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		954	1,018,395

			9,753,420

Construction & Engineering — 0.1%
ABB Finance USA, Inc., 4.38%, 5/08/42		386	408,727
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (b)		192	199,200
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)		400	403,260

			1,011,187

Construction Materials — 1.1%
Allegion US Holding Co., Inc., 5.75%, 10/01/21		894	938,700
HD Supply, Inc.:
8.13%, 4/15/19		3,769	4,095,018
7.50%, 7/15/20		3,088	3,257,840

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2014	3

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Construction Materials (concluded)
Lafarge SA, 7.13%, 7/15/36	USD	270	$315,900

			8,607,458

Consumer Finance — 0.9%
Discover Financial Services, 3.85%, 11/21/22		500	508,108
Ford Motor Credit Co. LLC:
6.63%, 8/15/17		280	314,868
8.13%, 1/15/20		2,530	3,166,368
4.25%, 9/20/22		1,600	1,693,098
SLM Corp., 6.25%, 1/25/16		1,312	1,371,040

			7,053,482

Containers & Packaging — 0.3%
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		182	191,327
Sealed Air Corp. (b):
6.50%, 12/01/20		1,100	1,210,000
8.38%, 9/15/21		450	506,250
Smurfit Kappa Acquisitions, 4.88%, 9/15/18 (b)		820	842,550

			2,750,127

Diversified Consumer Services — 0.2%
APX Group, Inc., 6.38%, 12/01/19		535	512,263
Service Corp. International, 4.50%, 11/15/20		1,240	1,215,200

			1,727,463

Diversified Financial Services — 8.3%
Aircastle Ltd., 6.25%, 12/01/19		1,413	1,515,442
Ally Financial, Inc.:
5.50%, 2/15/17		3,000	3,153,750
6.25%, 12/01/17		320	346,000
8.00%, 3/15/20		900	1,066,500
8.00%, 11/01/31		600	754,500
Bank of America Corp.:
5.63%, 7/01/20 (d)		2,200	2,522,309
3.30%, 1/11/23 (d)		10,000	10,007,710
Series X, 6.25% (a)(e)		3,570	3,549,919
Capital One Financial Corp., 4.75%, 7/15/21		1,935	2,142,453
Credit Agricole SA, 6.63% (a)(b)(e)		1,400	1,375,500
FMR LLC, 4.95%, 2/01/33 (b)(d)		2,300	2,549,596
General Electric Capital Corp.:
6.75%, 3/15/32		2,500	3,352,230
6.15%, 8/07/37 (d)		2,150	2,733,824
6.88%, 1/10/39		135	187,130
General Motors Financial Co., Inc., 4.25%, 5/15/23		807	825,069
IntercontinentalExchange Group, Inc., 4.00%, 10/15/23		470	496,440

Corporate Bonds		Par (000)	Value

Diversified Financial Services (concluded)
Intesa Sanpaolo SpA, 5.02%, 6/26/24 (b)	USD	2,290	$2,281,880
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)		2,500	2,412,500
JPMorgan Chase & Co. (d):
3.70%, 1/20/15		3,425	3,441,104
6.30%, 4/23/19		3,375	3,935,942
JPMorgan Chase Bank NA, 6.00%, 10/01/17		1,600	1,792,786
Moody's Corp., 4.50%, 9/01/22		1,800	1,933,239
Northern Trust Corp., 3.95%, 10/30/25 (d)		8,000	8,380,344
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19		400	414,250
7.88%, 8/15/19		1,120	1,192,800
5.75%, 10/15/20		2,000	2,057,500
6.88%, 2/15/21		1,935	2,043,844

			66,464,561

Diversified Telecommunication Services — 3.0%
CenturyLink, Inc., Series V, 5.63%, 4/01/20		800	844,000
Level 3 Financing, Inc.:
8.13%, 7/01/19		1,369	1,457,985
8.63%, 7/15/20		1,230	1,337,625
Telecom Italia Capital SA, 6.00%, 9/30/34		1,550	1,553,875
Verizon Communications, Inc. (d):
3.50%, 11/01/21		1,000	1,029,798
6.40%, 2/15/38		6,879	8,555,027
6.55%, 9/15/43		6,751	8,719,909
Windstream Corp.:
7.88%, 11/01/17		200	220,625
7.75%, 10/15/20		100	104,950
6.38%, 8/01/23		20	19,300

			23,843,094

Electric Utilities — 5.7%
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		242	302,251
5.95%, 12/15/36		434	505,403
CMS Energy Corp., 5.05%, 3/15/22		1,832	2,045,034
ComEd Financing III, 6.35%, 3/15/33		300	306,750
Duke Energy Carolinas LLC:
6.10%, 6/01/37		640	822,843
6.00%, 1/15/38 (d)		1,675	2,178,180
4.25%, 12/15/41 (d)		750	778,442
Duke Energy Florida, Inc., 6.40%, 6/15/38 (d)		770	1,043,783

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2014	4

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Electric Utilities (concluded)
E.ON International Finance BV, 6.65%, 4/30/38 (b)(d)	USD	3,100	$4,048,293
Electricite de France SA, 5.60%, 1/27/40 (b)(d)		2,800	3,309,916
Florida Power Corp., 6.35%, 9/15/37 (d)		2,775	3,754,664
Georgia Power Co., 3.00%, 4/15/16		800	825,002
Jersey Central Power & Light Co., 7.35%, 2/01/19		490	582,881
MidAmerican Energy Holdings Co., 6.50%, 9/15/37 (d)		5,515	7,228,643
Ohio Power Co., Series D, 6.60%, 3/01/33		3,000	3,889,929
PacifiCorp, 6.25%, 10/15/37		1,225	1,609,291
Public Service Co. of Colorado, Series 17, 6.25%, 9/01/37 (d)		2,550	3,427,623
Southern California Edison Co.:
5.63%, 2/01/36		1,300	1,630,399
Series A, 5.95%, 2/01/38 (d)		2,175	2,812,007
Virginia Electric and Power Co., Series A, 6.00%, 5/15/37 (d)		3,920	5,027,357

			46,128,691

Energy Equipment & Services — 2.3%
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		940	846,000
Ensco PLC:
3.25%, 3/15/16		320	328,935
4.70%, 3/15/21 (d)		3,490	3,663,167
EOG Resources, Inc., 2.63%, 3/15/23 (d)		3,800	3,670,618
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21		142	140,580
GrafTech International Ltd., 6.38%, 11/15/20		1,160	1,078,800
MEG Energy Corp., 6.50%, 3/15/21 (b)		560	515,200
Noble Holding International Ltd., 5.25%, 3/15/42		700	614,257
Peabody Energy Corp.:
6.00%, 11/15/18		2,507	2,387,917
6.25%, 11/15/21 (d)		2,483	2,327,812
Seadrill Ltd., 6.13%, 9/15/17 (b)		3,180	2,949,450

			18,522,736

Food & Staples Retailing — 0.1%
Rite Aid Corp., 6.75%, 6/15/21		558	584,505

Food Products — 0.5%
Barry Callebaut Services NV, 5.50%, 6/15/23 (b)		1,293	1,372,481
Kraft Foods Group, Inc., 5.00%, 6/04/42		1,994	2,155,809

Corporate Bonds		Par (000)	Value

Food Products (concluded)
Smithfield Foods, Inc., 5.88%, 8/01/21 (b)	USD	338	$358,280

			3,886,570

Health Care Equipment & Supplies — 0.4%
Boston Scientific Corp., 6.25%, 11/15/15		2,511	2,637,213
Teleflex, Inc., 6.88%, 6/01/19		770	806,575

			3,443,788

Health Care Providers & Services — 4.1%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 7.75%, 2/15/19		710	745,500
CHS/Community Health Systems, Inc., 5.13%, 8/15/18		800	823,000
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (b)	EUR	988	1,279,206
HCA Holdings, Inc., 7.75%, 5/15/21	USD	283	303,518
HCA, Inc.:
3.75%, 3/15/19		264	262,977
6.50%, 2/15/20		4,322	4,781,212
4.75%, 5/01/23		2,322	2,336,512
Tenet Healthcare Corp.:
6.25%, 11/01/18		1,609	1,741,743
6.00%, 10/01/20		1,244	1,323,305
4.50%, 4/01/21		766	752,595
4.38%, 10/01/21		3,530	3,450,575
8.13%, 4/01/22		2,317	2,589,247
UnitedHealth Group, Inc., 2.88%, 3/15/22 (d)		4,000	4,018,060
WellPoint, Inc., 4.65%, 1/15/43 (d)		8,000	8,204,672

			32,612,122

Hotels, Restaurants & Leisure — 2.4%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property, 8.00%, 10/01/20 (b)		2,120	2,077,600
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)		1,724	1,728,310
The Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	3,393	5,458,282
Series A4, 5.66%, 6/30/27		1,230	1,912,011
Series M, 7.40%, 3/28/24		3,000	4,866,410
Series N, 6.46%, 3/30/32		2,390	3,393,549

			19,436,162

Household Durables — 0.6%
Beazer Homes USA, Inc.:
6.63%, 4/15/18	USD	580	607,550

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2014	5

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Household Durables (concluded)
Beazer Homes USA, Inc. (concluded):
7.50%, 9/15/21	USD	166	$167,245
Standard Pacific Corp., 10.75%, 9/15/16		2,100	2,404,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)		746	749,730
Tri Pointe Holdings, Inc. (b):
4.38%, 6/15/19		430	425,700
5.88%, 6/15/24		290	295,800

			4,650,525

Household Products — 0.1%
Spectrum Brands, Inc.:
6.38%, 11/15/20		400	423,000
6.63%, 11/15/22		550	585,750

			1,008,750

Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp. (b):
6.00%, 1/15/22		274	292,495
5.88%, 1/15/24		194	206,125
NRG REMA LLC, Series C, 9.68%, 7/02/26		1,537	1,659,960

			2,158,580

Industrial Conglomerates — 0.0%
Smiths Group PLC, 3.63%, 10/12/22 (b)		360	360,018

Insurance — 4.0%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (b)		1,221	1,260,683
American International Group, Inc., 5.45%, 5/18/17 (d)		1,600	1,757,174
AXA SA, 5.25%, 4/16/40 (a)	EUR	500	705,069
Five Corners Funding Trust, 4.42%, 11/15/23 (b)	USD	2,050	2,193,043
Hartford Financial Services Group, Inc.:
6.00%, 1/15/19		690	788,205
5.13%, 4/15/22		1,860	2,094,066
Liberty Mutual Group, Inc., 6.50%, 5/01/42 (b)		2,000	2,428,254
Lincoln National Corp., 6.25%, 2/15/20		1,260	1,479,159
Manulife Financial Corp., 3.40%, 9/17/15 (d)		3,255	3,326,786
MetLife, Inc., 6.40%, 12/15/66 (d)		7,000	7,783,125
Montpelier Re Holdings Ltd., 4.70%, 10/15/22		900	931,526

Corporate Bonds		Par (000)	Value

Insurance (concluded)
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)	USD	680	$727,600
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (a)	EUR	400	601,551
Prudential Financial, Inc.:
4.75%, 9/17/15	USD	1,220	1,262,316
7.38%, 6/15/19 (d)		550	666,954
5.38%, 6/21/20 (d)		500	568,458
4.50%, 11/15/20 (d)		850	931,044
5.90%, 3/17/36 (d)		500	596,839
5.70%, 12/14/36 (d)		1,625	1,911,206

			32,013,058

Internet Software & Services — 0.1%
Equinix, Inc., 4.88%, 4/01/20		173	173,433
VeriSign, Inc., 4.63%, 5/01/23		690	677,925

			851,358

IT Services — 0.6%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)		420	468,300
First Data Corp. (b):
7.38%, 6/15/19		980	1,031,450
8.88%, 8/15/20		1,000	1,075,000
6.75%, 11/01/20		2,384	2,538,960

			5,113,710

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 3.20%, 10/01/22		500	486,654

Marine — 0.3%
Nakilat, Inc., Series A, 6.07%, 12/31/33 (b)(d)		2,150	2,453,688

Media — 5.7%
AMC Networks, Inc.:
7.75%, 7/15/21		640	696,000
4.75%, 12/15/22		686	677,425
Cinemark USA, Inc., 5.13%, 12/15/22		350	343,000
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22		4,980	5,184,655
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22 (d)		2,600	3,746,288
Comcast Corp., 6.45%, 3/15/37 (d)		790	1,028,002
Cox Communications, Inc. (b):
6.95%, 6/01/38		1,000	1,264,740
8.38%, 3/01/39		3,475	4,985,954
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
6.38%, 3/01/41		520	612,863

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2014	6

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Media (concluded)
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. (concluded):
5.15%, 3/15/42	USD	1,400	$1,439,722
Gray Television, Inc., 7.50%, 10/01/20		666	689,310
iHeartCommunications, Inc., 9.00%, 12/15/19		611	600,308
Inmarsat Finance PLC, 4.88%, 5/15/22 (b)		1,000	997,500
Intelsat Jackson Holdings SA, 5.50%, 8/01/23		700	689,500
The Interpublic Group of Cos., Inc., 3.75%, 2/15/23		2,000	1,993,796
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)		218	232,170
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		637	659,295
NBCUniversal Media LLC (d):
5.15%, 4/30/20		3,957	4,535,684
4.38%, 4/01/21		2,030	2,242,823
News America, Inc., 7.63%, 11/30/28		385	510,231
Omnicom Group, Inc., 3.63%, 5/01/22 (d)		4,710	4,843,816
Sirius XM Radio, Inc., 4.25%, 5/15/20 (b)		893	886,303
TCI Communications, Inc., 7.88%, 2/15/26 (d)		610	853,927
Time Warner, Inc.:
4.70%, 1/15/21		1,350	1,483,376
6.10%, 7/15/40		830	995,163
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (b)		505	525,200
Univision Communications, Inc., 5.13%, 5/15/23 (b)		2,306	2,415,535
Virgin Media Secured Finance PLC, 5.38%, 4/15/21 (b)		790	814,688

			45,947,274

Metals & Mining — 3.5%
Alcoa, Inc., 5.40%, 4/15/21		2,900	3,145,775
ArcelorMittal:
4.25%, 8/05/15		347	353,506
6.13%, 6/01/18		770	816,200
Commercial Metals Co., 4.88%, 5/15/23		1,095	1,062,150
Corp. Nacional del Cobre de Chile, 3.00%, 7/17/22 (b)(d)		3,131	3,037,753
Freeport-McMoRan Copper & Gold, Inc., 5.45%, 3/15/43		900	903,950

Corporate Bonds		Par (000)	Value

Metals & Mining (concluded)
Newcrest Finance Property Ltd., 4.45%, 11/15/21 (b)	USD	950	$901,218
Novelis, Inc., 8.75%, 12/15/20		8,225	8,924,125
Teck Resources, Ltd., 5.38%, 10/01/15 (d)		4,709	4,873,551
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (b)		1,200	1,284,000
Xstrata Canada Corp., 6.20%, 6/15/35		2,800	3,014,609

			28,316,837

Multiline Retail — 0.3%
Dufry Finance SCA, 5.50%, 10/15/20 (b)		2,520	2,652,552

Oil, Gas & Consumable Fuels — 8.8%
Access Midstream Partners LP/ACMP Finance Corp., 6.13%, 7/15/22		800	848,000
Anadarko Petroleum Corp., 5.95%, 9/15/16		3,832	4,139,139
Antero Resources Finance Corp., 5.38%, 11/01/21		306	302,175
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21		207	236,756
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		198	188,100
Burlington Resources Finance Co., 7.40%, 12/01/31		1,825	2,591,485
Cenovus Energy, Inc., 6.75%, 11/15/39		1,500	1,879,674
Chesapeake Energy Corp., 5.75%, 3/15/23		1,230	1,303,800
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36 (d)		685	858,925
Continental Resources, Inc.:
5.00%, 9/15/22		3,200	3,295,904
4.50%, 4/15/23		227	231,505
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.13%, 3/01/22		110	109,450
Denbury Resources, Inc., 4.63%, 7/15/23		627	526,680
El Paso LLC, 7.80%, 8/01/31		90	112,790
El Paso Natural Gas Co., 8.38%, 6/15/32		550	728,781
Energy Transfer Partners LP, 7.50%, 7/01/38		1,000	1,231,999
Enterprise Products Operating LLC, 6.13%, 10/15/39		1,400	1,678,212
KeySpan Gas East Corp., 5.82%, 4/01/41 (b)		1,010	1,274,844

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2014	7

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP:
6.50%, 9/01/39 (d)	USD	6,000	$6,688,674
6.55%, 9/15/40		220	246,409
6.38%, 3/01/41		310	341,042
Kinder Morgan, Inc.:
5.63%, 11/15/23 (b)		340	372,725
4.30%, 6/01/25		2,485	2,500,678
Kodiak Oil & Gas Corp., 5.50%, 2/01/22		212	206,700
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/01/19		474	423,934
Marathon Petroleum Corp., 6.50%, 3/01/41		2,049	2,421,731
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.25%, 6/15/22		106	111,300
4.50%, 7/15/23		35	34,125
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 5/01/21		424	381,600
MidAmerican Energy Co., 5.80%, 10/15/36		1,500	1,914,963
MidAmerican Energy Holdings Co., 5.95%, 5/15/37 (d)		1,750	2,178,629
Nexen, Inc.:
6.40%, 5/15/37		400	500,213
7.50%, 7/30/39 (d)		1,670	2,330,203
Pacific Drilling SA, 5.38%, 6/01/20 (b)		738	583,020
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		94	98,700
PDC Energy, Inc., 7.75%, 10/15/22		520	523,250
Pemex Project Funding Master Trust, 6.63%, 6/15/35		4,000	4,680,000
Pioneer Natural Resources Co., 3.95%, 7/15/22		700	706,973
Premier Oil PLC, 5.00%, 6/09/18		3,800	3,933,000
Range Resources Corp.:
5.75%, 6/01/21		213	223,650
5.00%, 8/15/22		53	54,722
5.00%, 3/15/23		125	124,297
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/01/23		498	468,120
RKI Exploration & Production LLC/RKI Finance Corp., 8.50%, 8/01/21 (b)		236	224,200
Rosetta Resources, Inc., 5.63%, 5/01/21		596	569,180

Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21	USD	3,578	$3,658,505
6.25%, 3/15/22		796	843,760
5.63%, 4/15/23		937	955,740
SandRidge Energy, Inc.:
8.75%, 1/15/20		48	39,840
7.50%, 2/15/23		620	477,400
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21		774	835,920
Ultra Petroleum Corp., 5.75%, 12/15/18 (b)		357	346,736
Western Gas Partners LP, 5.38%, 6/01/21		1,425	1,590,967
Whiting Petroleum Corp., 5.00%, 3/15/19		1,642	1,596,845
The Williams Cos., Inc., Series A, 7.50%, 1/15/31		5,000	5,662,250

			70,388,220

Paper & Forest Products — 0.3%
International Paper Co.:
7.50%, 8/15/21		150	187,390
4.75%, 2/15/22		840	918,430
6.00%, 11/15/41		870	995,637

			2,101,457

Pharmaceuticals — 0.9%
Forest Laboratories, Inc. (b):
4.38%, 2/01/19		456	485,089
5.00%, 12/15/21		758	824,700
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22 (b)		200	206,000
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (b)		1,040	1,118,000
Valeant Pharmaceuticals International, Inc. (b):
6.75%, 8/15/18		2,643	2,824,706
6.38%, 10/15/20		1,150	1,193,137
5.63%, 12/01/21		754	761,540

			7,413,172

Real Estate Investment Trusts (REITs) — 0.9%
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 4.60%, 2/06/24		1,830	1,738,540
Felcor Lodging LP, 5.63%, 3/01/23		494	492,765
Simon Property Group LP, 4.75%, 3/15/42		1,670	1,814,310
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21		550	600,081

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2014	8

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Real Estate Investment Trusts (REITs) (concluded)
Vornado Realty LP, 5.00%, 1/15/22	USD	2,375	$2,616,112

			7,261,808

Real Estate Management & Development — 1.0%
Lennar Corp., 4.75%, 11/15/22		880	851,400
Northwest Florida Timber Finance LLC, 4.75%, 3/04/29 (b)(d)		4,600	4,640,480
Realogy Corp., 7.63%, 1/15/20 (b)(d)		1,993	2,162,405

			7,654,285

Road & Rail — 0.7%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		1,890	2,284,942
The Hertz Corp.:
4.25%, 4/01/18		473	468,270
5.88%, 10/15/20		460	464,600
7.38%, 1/15/21		2,070	2,183,850

			5,401,662

Semiconductors & Semiconductor Equipment — 0.1%
NXP BV/NXP Funding LLC, 5.75%, 2/15/21 (b)		940	994,050

Software — 0.5%
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		2,170	2,186,275
Oracle Corp., 5.38%, 7/15/40		1,575	1,848,875

			4,035,150

Specialty Retail — 0.5%
The Home Depot, Inc., 5.88%, 12/16/36 (d)		1,660	2,125,389
QVC, Inc., 7.38%, 10/15/20 (b)		1,950	2,054,813

			4,180,202

Textiles, Apparel & Luxury Goods — 0.3%
PVH Corp., 4.50%, 12/15/22		977	972,115
Springs Industries, Inc., 6.25%, 6/01/21		806	787,865
The William Carter Co., 5.25%, 8/15/21		657	681,638

			2,441,618

Tobacco — 1.3%
Altria Group, Inc.:
9.95%, 11/10/38		516	884,447
10.20%, 2/06/39		894	1,544,013
5.38%, 1/31/44 (d)		4,030	4,494,538
Lorillard Tobacco Co., 7.00%, 8/04/41		1,000	1,246,413

Corporate Bonds		Par (000)	Value

Tobacco (concluded)
Reynolds American, Inc., 4.75%, 11/01/42	USD	2,100	$2,034,070

			10,203,481

Wireless Telecommunication Services — 2.3%
America Movil SAB de CV, 2.38%, 9/08/16		1,595	1,628,910
Crown Castle International Corp., 5.25%, 1/15/23		930	946,275
Crown Castle Towers LLC, 6.11%, 1/15/20 (b)		3,155	3,660,639
Digicel Group Ltd., 8.25%, 9/30/20 (b)		865	886,625
Digicel Ltd., 6.00%, 4/15/21 (b)		1,550	1,519,000
Rogers Communications, Inc., 7.50%, 8/15/38 (d)		2,325	3,179,482
SBA Tower Trust, 5.10%, 4/15/42 (b)		720	762,031
Softbank Corp., 4.50%, 4/15/20 (b)		550	548,625
Sprint Capital Corp., 8.75%, 3/15/32		350	367,937
Sprint Communications, Inc. (b):
9.00%, 11/15/18		1,060	1,226,950
7.00%, 3/01/20		1,760	1,937,100
Sprint Corp., 7.88%, 9/15/23		1,891	1,980,822

			18,644,396

Total Corporate Bonds — 78.9%			634,542,916

Foreign Agency Obligations

Brazilian Government International Bond, 5.00%, 1/27/45		5,724	5,666,760
Cyprus Government International Bond, 4.63%, 2/03/20	EUR	1,210	1,461,092
Iceland Government International Bond, 5.88%, 5/11/22	USD	3,555	4,001,512
Italian Republic, 5.38%, 6/15/33		925	1,096,872
Portugal Government International Bond, 5.13%, 10/15/24		1,250	1,305,153
Slovenia Government International Bond, 5.85%, 5/10/23 (b)		864	982,705

Total Foreign Agency Obligations — 1.8%			14,514,094

Municipal Bonds

City of Detroit Michigan, GO, Taxable Capital Improvement, Limited Tax, Series A-2, 8.00%, 4/01/15 (h)(i)		3,050	854,305

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2014	9

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Municipal Bonds		Par (000)	Value

City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution:
Series EE, 5.50%, 6/15/43	USD	930	$1,089,560
Series GG, Build America Bonds, 5.72%, 6/15/42		1,390	1,798,632
Water & Sewer System, Fiscal 2011, Series EE, 5.38%, 6/15/43		770	897,666
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40		1,900	2,494,890
Indianapolis Local Public Improvement Bond Bank, RB, Build America Bonds, 6.12%, 1/15/40		2,535	3,295,272
Metropolitan Transportation Authority, RB, Build America Bonds, Series C, 7.34%, 11/15/39		1,295	1,963,324
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A, 7.06%, 4/01/57		2,000	2,405,860
New York State Dormitory Authority, RB, Build America Bonds:
5.63%, 3/15/39		1,100	1,352,956
5.60%, 3/15/40		1,900	2,390,238
Port Authority of New York & New Jersey, RB, 159th Series, 6.04%, 12/01/29		780	998,143
State of California, GO, Build America Bonds, Various Purpose:
7.55%, 4/01/39		280	423,822
7.63%, 3/01/40		1,720	2,595,273
State of Illinois, GO, Pension, 5.10%, 6/01/33		2,000	1,959,940
University of California, RB, Build America Bonds, 5.95%, 5/15/45		885	1,119,012

Total Municipal Bonds — 3.2%			25,638,893

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 1.3%
Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 3/25/37		1,288	1,103,721

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Collateralized Mortgage Obligations (concluded)
Collateralized Mortgage Obligation Trust, Series 40, Class R, 580.50%, 4/01/18	USD	13	$13
Countrywide Alternative Loan Trust:
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		2,067	1,955,363
Series 2006-OA21, Class A1, 0.35%, 3/20/47 (a)		1,379	1,089,170
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 2A1, 0.36%, 4/25/46 (a)		548	442,949
Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.61%, 7/27/36 (a)(b)		1,862	1,882,645
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1, 5.07%, 6/19/35 (a)		1,101	1,100,125
GSR Mortgage Loan Trust:
Series 2006-4F, Class 1A1, 5.00%, 5/25/36		244	237,149
Series 2007-4F, Class 3A1, 6.00%, 7/25/37		413	374,880
Homebanc Mortgage Trust, Series 2006-2, Class A1, 0.34%, 12/25/36 (a)		899	774,192
JPMorgan Mortgage Trust, Series 2006-S3, Class 1A12, 6.50%, 8/25/36		151	125,075
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 2.72%, 5/25/36 (a)		1,052	854,120
Residential Funding Securities LLC, Series 2003-RM2, Class AI5, 8.50%, 5/25/33		472	492,603
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, 0.88%, 5/25/47 (a)		302	258,019

			10,690,024

Commercial Mortgage-Backed Securities — 11.3%
Banc of America Merrill Lynch Commercial Mortgage Trust:
Series 2006-6, Class A2, 5.31%, 10/10/45		147	147,535
Series 2007-1, Class A4, 5.45%, 1/15/49		946	1,019,342
Series 2007-2, Class A4, 5.78%, 4/10/49 (a)		1,500	1,620,097

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2014	10

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.87%, 9/11/42	USD	1,281	$1,303,024
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class B, 5.28%, 9/10/46 (a)		7,183	8,035,658
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		2,193	2,360,071
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.24%, 12/10/49 (a)		1,414	1,536,270
Commercial Mortgage Trust:
Series 2006-C7, Class AM, 5.97%, 6/10/46 (a)		3,500	3,719,072
Series 2013-CR11, Class B, 5.33%, 10/10/46 (a)		7,000	7,891,828
Series 2013-LC6, Class B, 3.74%, 1/10/46		1,390	1,421,269
Series 2013-LC6, Class D, 4.43%, 1/10/46 (a)(b)		1,670	1,600,311
Credit Suisse Commercial Mortgage Trust:
Series 2006-C3, Class AM, 6.00%, 6/15/38 (a)		2,000	2,124,382
Series 2006-C5, Class AM, 5.34%, 12/15/39		3,500	3,737,289
Series 2010-RR2, Class 2A, 6.10%, 9/15/39 (a)(b)		1,541	1,650,466
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		1,410	1,427,060
DBRR Trust, Series 2011-C32, Class A3A, 5.90%, 6/17/49 (a)(b)		730	794,086
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 6.01%, 7/10/38 (a)		2,251	2,367,687
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.68%, 2/10/46 (b)		2,505	2,547,743
Hilton USA Trust, Series 2013- HLT, 4.41%, 11/05/30 (b)		5,900	6,069,708
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class D, 5.25%, 11/15/45 (a)(b)		1,600	1,612,394

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (concluded)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-LN2, Class A2, 5.12%, 7/15/41	USD	144	$145,301
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class AM, 5.62%, 12/12/44 (a)		660	688,036
LB-UBS Commercial Mortgage Trust (a):
Series 2004-C8, Class C, 4.93%, 12/15/39		1,953	1,955,534
Series 2007-C6, Class A4, 5.86%, 7/15/40		9,780	10,362,871
Series 2007-C7, Class A3, 5.87%, 9/15/45		2,196	2,432,150
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A4, 5.45%, 2/12/44 (a)		8,000	8,613,472
RCMC LLC, Series 2012-CRE1, Class A, 5.62%, 11/15/44 (b)		959	989,509
Titan Europe PLC, Series 2007-1X, Class A, 0.81%, 1/20/17 (a)	GBP	3,215	4,770,365
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 6.14%, 2/15/51 (a)	USD	4,458	4,788,451
WF-RBS Commercial Mortgage Trust, Series 2012-C8:
Class B, 4.31%, 8/15/45		1,395	1,484,708
Class C, 5.04%, 8/15/45 (a)		1,795	1,931,537

			91,147,226

Interest Only Collateralized Mortgage Obligations — 0.0%
GSMPS Mortgage Loan Trust, Series 1998-5, 0.00%, 6/19/27 (a)(b)		1,405	14

Interest Only Commercial Mortgage-Backed Securities (a)(b) — 0.8%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA, 2.01%, 8/15/45		30,948	2,600,628
WF-RBS Commercial Mortgage Trust, Class XA:
Series 2012-C8, 2.37%, 8/15/45		11,846	1,239,412
Series 2012-C9, 2.38%, 11/15/45		20,909	2,381,807

			6,221,847

Total Non-Agency Mortgage-Backed Securities — 13.4%			108,059,111

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2014	11

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Capital Trusts		Par (000)	Value

Preferred Securities

Banks — 1.1%
BNP Paribas SA, 7.20% (a)(b)(e)	USD	2,000	$2,320,000
Nordea Bank AB, 6.13% (a)(b)(e)		2,960	2,965,920
Wachovia Capital Trust III, 5.57% (a)(e)		2,050	1,983,375
Wells Fargo & Co., Series S, 5.90% (a)(e)		1,590	1,635,712

			8,905,007

Capital Markets — 1.0%
The Bank of New York Mellon Corp., Series D, 4.50% (a)(d)(e)		8,400	7,911,750
State Street Capital Trust IV, 1.23%, 6/01/77 (a)		140	117,950

			8,029,700

Diversified Financial Services — 4.7%
Citigroup, Inc., (a)(e): Series D, 5.35%		2,100	1,953,000
Series M, 6.30%		4,000	3,974,000
Credit Agricole SA, 7.88% (a)(b)(e)		2,000	2,076,508
General Electric Capital Corp., Series B, 6.25% (a)(e)		1,800	1,975,500
JPMorgan Chase & Co., (a)(e): Series 1, 7.90%		7,000	7,599,270
Series Q, 5.15%		3,000	2,872,500
Series U, 6.13%		500	505,625
Series V, 5.00%		6,000	5,892,000
Macquarie Bank Ltd., 10.25%, 6/20/57 (a)		1,800	2,035,350
Morgan Stanley, Series H, 5.45% (a)(e)		1,750	1,763,125
Societe Generale SA, (a)(b)(e): 6.00%		5,720	5,400,824
7.88%		2,000	2,009,500

			38,057,202

Electric Utilities — 0.5%
Electricite de France SA, 5.25% (a)(b)(e)		4,200	4,352,250

Insurance — 3.3%
The Allstate Corp, 5.75%, 8/15/53 (a)		2,000	2,110,000

Capital Trusts		Par (000)	Value

Insurance (concluded)
The Allstate Corp, 6.50%, 5/15/57 (a)	USD	4,100	$4,530,500
American International Group, Inc., 8.18%, 5/15/58 (a)		1,940	2,657,800
AXA SA, 6.46% (a)(b)(e)		2,050	2,132,000
Genworth Holdings, Inc., 6.15%, 11/15/66 (a)		2,300	1,523,750
Liberty Mutual Group, Inc., 7.00%, 3/15/37 (a)(b)		1,950	2,008,500
Lincoln National Corp., 6.05%, 4/20/67 (a)		1,425	1,439,250
Metlife Capital Trust IV, 7.88%, 12/15/67 (b)		1,285	1,651,225
Swiss Re Capital I LP, 6.85% (a)(b)(e)		2,120	2,241,900
Voya Financial, Inc., 5.65%, 5/15/53 (a)		4,500	4,488,750
XL Group PLC, Series E, 6.50% (a)(e)		1,625	1,568,125

			26,351,800

Total Capital Trusts — 10.6%			85,695,959

Preferred Stocks		Shares

Banks — 1.3%
US Bancorp, 6.00% (a)(e)		300,000	8,268,000
Wells Fargo & Co., 5.85% (a)(e)		75,000	1,935,750

			10,203,750

Capital Markets — 0.3%
The Goldman Sachs Group, Inc., Series J, 5.50% (a)(e)		92,000	2,223,640
SCE Trust III, 5.75% (a)(e)		25,314	683,478

			2,907,118

Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series S, 8.25% (a)(e)		10,000	43,200

Total Preferred Stocks — 1.6%			13,154,068

Trust Preferred

Banks — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40		739,575	782,942

Total Preferred Securities — 12.3%			99,632,969

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2014	12

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
U.S. Government Sponsored Agency Securities		Par (000)	Value

Agency Obligations — 3.0%
Fannie Mae (d):
0.00%, 10/09/19 (j)	USD	14,360	$12,973,513
5.63%, 7/15/37		1,600	2,207,104
Federal Home Loan Bank (d):
5.25%, 12/09/22		1,375	1,656,695
5.37%, 9/09/24		2,175	2,664,647
Resolution Funding Corp., 0.00%, 7/15/18 - 4/15/30 (j)		7,105	4,778,573

			24,280,532

Collateralized Mortgage Obligations — 0.1%
Fannie Mae Mortgage-Backed Securities:
Series 2005-5, Class PK, 5.00%, 8/25/21 - 12/25/34		485	521,679
Series G-49, Class S, 1,018.65%, 10/25/21 - 12/25/21 (a)		44	636
Series G-17, Class S, 1,127.06%, 3/25/21 - 6/25/21 (a)		43	1,523
Series 1991-46, Class S, 2,483.45%, 5/25/21 (a)		24	1,621
Freddie Mac Mortgage-Backed Securities:
Series 19, Class R, 16,322.99%, 3/15/20 (a)		1	193
Series 173, Class R, 9.00%, 11/15/21		3	2
Series 173, Class RS, 9.37%, 11/15/21 (a)		—(k)	3
Series 1057, Class J, 1,064.90%, 3/15/21		19	232

			525,889

Commercial Mortgage-Backed Securities — 0.7%
Freddie Mac Mortgage-Backed Securities (a):
Series 2013-K24, Class B, 3.62%, 11/25/45 (b)		3,500	3,491,880
Series K013, Class A2, 3.97%, 1/25/21		1,870	2,054,012

U.S. Government Sponsored Agency Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities (a) (concluded):
Series 2012-K706, Class C, 4.16%, 11/25/44 (b)	USD	335	$340,443

			5,886,335

Interest Only Collateralized Mortgage Obligations — 1.7%
Fannie Mae Mortgage-Backed Securities:
Series 1997-50, Class SI, 1.20%, 4/25/23 (a)		83	2,915
Series 2012-96, Class DI, 4.00%, 2/25/27		11,390	1,146,220
Series 2012-M9, Class X1, 4.21%, 12/25/17 (a)		24,244	2,375,873
Series 2012-47, Class NI, 4.50%, 4/25/42		8,923	1,464,660
Series 1990-123, Class M, 8.00%, 10/25/18 - 10/25/20		6	141
Series 007, Class 2, 8.50%, 4/25/17		1	57
Series G92-05, Class H, 9.00%, 11/25/20 - 1/25/22 (a)		3,023	4,920
Series 1991-139, Class PT, 9.50%, 8/25/21 - 10/25/21		53	593
Series G-12, Class S, 19.92%, 5/25/21 (a)		82	1,641
Series 1991-099, Class L, 930.00%, 8/25/21		23	258
Series G-10, Class S, 1,090.34%, 5/25/21 (a)		119	3,198
Freddie Mac Mortgage-Backed Securities:
Series K707, Class X1, 1.69%, 12/25/18 (a)		4,932	269,822
Series 0176, Class M, 1.91%, 7/15/21		8	136
Series K710, Class X1, 1.91%, 5/25/19 (a)		17,038	1,154,909
Series 2611, Class QI, 5.50%, 9/15/32		1,455	133,256
Series 1254, Class Z, 8.50%, 4/15/22		31	7,856
Series 1148, Class E, 44.30%, 10/15/21 (a)		33	629
Series 1043, Class H, 44.31%, 2/15/21 (a)		2,319	4,427
Series 1054, Class I, 1,010.00%, 3/15/21 (a)		18	348

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2014	13

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
U.S. Government Sponsored Agency Securities		Par (000)	Value

Interest Only Collateralized Mortgage Obligations (concluded)
Freddie Mac Mortgage-Backed Securities (concluded):
Series 1056, Class KD, 1,084.50%, 3/15/21	USD	13	$180
Series 0200, Class R, 197,892.11%, 12/15/22 (a)		—(k)	298
Ginnie Mae Mortgage-Backed Securities (a):
Series 2009-78, Class SD, 6.05%, 9/20/32		9,206	1,702,455
Series 2009-116, Class KS, 6.32%, 12/16/39		4,348	618,400
Series 2011-52, Class NS, 6.52%, 4/16/41		24,739	4,412,963

			13,306,155

Mortgage-Backed Securities — 7.3%
Fannie Mae Mortgage-Backed Securities:
3.00%, 8/01/43 (d)		13,559	13,725,377
4.00%, 12/01/41 - 12/01/43 (d)		9,671	10,365,671
4.50%, 7/01/41 - 4/01/42 (d)		23,310	25,376,229
5.00%, 8/01/34		3,908	4,344,825
5.50%, 7/01/16 - 6/01/38 (d)		2,274	2,556,862
6.00%, 3/01/16 - 12/01/38 (d)		1,867	2,116,271
Freddie Mac Mortgage-Backed Securities, 6.00%, 3/1/15 - 12/1/18		206	214,739
Ginnie Mae Mortgage-Backed Securities:
5.50%, 8/15/33		62	69,661
8.00%, 7/15/24		—(k)	296

			58,769,931

Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae Mortgage-Backed Securities, 0.00%, 2/25/23 - 6/25/23		24	23,405

Total U.S. Government Sponsored Agency Securities — 12.8%			102,792,263

U.S. Treasury Obligations		Par (000)	Value

U.S. Treasury Bonds (d):
5.38%, 2/15/31	USD	375	$516,445
4.25%, 5/15/39		3,045	3,820,525
4.38%, 5/15/40		7,600	9,761,843
4.75%, 2/15/41		3,251	4,428,727
4.38%, 5/15/41		1,605	2,073,084
3.00%, 5/15/42		5,460	5,567,922
3.13%, 2/15/43		4,680	4,870,855
3.75%, 11/15/43		2,130	2,482,781
3.63%, 2/15/44		11,500	13,120,787
3.38%, 5/15/44		2,000	2,180,468

Total U.S. Treasury Obligations — 6.1%			48,823,437

Total Long-Term Investments (Cost — $1,058,268,585) — 138.9%			1,117,575,502

Short-Term Securities		Shares

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (l)(l)		4,305,742	4,305,742

Total Short-Term Securities (Cost — $4,305,742) — 0.5%			4,305,742

Options Purchased (Cost — $2,489,487) — 0.3%			2,191,284

Total Investments Before Options Written (Cost — $1,065,064,814*) — 139.7%			1,124,072,528

Options Written (Premiums Received — $4,671,889) — (0.5)%			(3,635,519)

Total Investments, Net of Options Written — 139.2%			1,120,437,009
Liabilities in Excess of Other Assets — (39.2)%			(315,703,572)

Net Assets — 100.0%			$804,733,437

*	As of November 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost			$1,068,826,547

Gross unrealized appreciation			$71,929,927
Gross unrealized depreciation			(16,683,946)

Net unrealized appreciation			$55,245,981

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date.

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2014	14

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Citigroup Global Markets, Inc.	$2,115,900	—
Deutsche Bank Securities, Inc.	$1,214,500	—
Morgan Stanley & Co. LLC	$1,968,200	—

(d)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(g)	Convertible security.
(h)	Non-income producing security.
(i)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(j)	Zero-coupon bond.
(K)	Amount is less than $500.
(l)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at November 30, 2014	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	742,474	3,563,268	4,305,742	$372

(l)	Represents the current yield as of report date.
Portfolio Abbreviations

ARC	Auction Rate Certificates
CLO	Collateralized Loan Obligation
EUR	Euro
GBP	British Pound
GO	General Obligation Bonds
LIBOR	London Interbank Offered Rate
RB	Revenue Bonds
USD	U.S. Dollar

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2014	15

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Reverse repurchase agreements outstanding as of November 30, 2014 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

UBS Securities LLC	0.28%	2/10/14	Open	$3,373,000	$3,380,687
UBS Securities LLC	0.32%	2/10/14	Open	2,369,000	2,375,170
UBS Securities LLC	0.32%	2/10/14	Open	1,348,000	1,351,511
UBS Securities LLC	0.32%	2/10/14	Open	2,289,000	2,294,962
UBS Securities LLC	0.32%	2/10/14	Open	1,355,000	1,358,529
UBS Securities LLC	0.32%	2/10/14	Open	1,416,000	1,419,688
UBS Securities LLC	0.33%	2/10/14	Open	1,073,000	1,075,882
UBS Securities LLC	0.34%	2/10/14	Open	1,233,000	1,236,412
UBS Securities LLC	0.34%	2/10/14	Open	3,805,000	3,815,529
UBS Securities LLC	0.34%	2/10/14	Open	1,410,000	1,413,902
UBS Securities LLC	0.34%	2/10/14	Open	1,139,000	1,142,152
UBS Securities LLC	0.34%	2/10/14	Open	827,000	829,288
UBS Securities LLC	0.34%	2/10/14	Open	1,853,000	1,858,128
UBS Securities LLC	0.40%	2/10/14	Open	496,000	497,615
RBC Capital Markets	0.18%	3/13/14	Open	1,464,000	1,465,070
Deutsche Bank Securities, Inc.	0.15%	4/16/14	Open	2,000,000	2,000,989
Deutsche Bank Securities, Inc.	0.22%	4/16/14	Open	6,100,000	6,104,373
UBS Securities LLC	0.32%	5/13/14	Open	1,610,000	1,612,877
UBS Securities LLC	0.34%	5/13/14	Open	1,172,000	1,174,225
UBS Securities LLC	0.34%	5/13/14	Open	633,000	634,202
UBS Securities LLC	0.40%	5/13/14	Open	3,880,000	3,888,665
Barclays Capital, Inc.	0.35%	5/14/14	Open	534,000	535,187
Barclays Capital, Inc.	0.35%	5/14/14	Open	556,000	557,050
Barclays Capital, Inc.	0.35%	5/14/14	Open	354,000	354,669
Barclays Capital, Inc.	0.35%	5/14/14	Open	272,000	272,514
Barclays Capital, Inc.	0.35%	5/14/14	Open	979,000	980,904
Barclays Capital, Inc.	0.35%	5/14/14	Open	468,000	468,832
Barclays Capital, Inc.	0.35%	5/14/14	Open	294,000	294,555
Barclays Capital, Inc.	0.35%	5/14/14	Open	738,000	739,312
BNP Paribas Securities Corp.	0.14%	5/20/14	Open	697,813	698,039
Bank of America Securities LLC	0.11%	6/11/14	Open	3,524,588	3,526,789
Barclays Capital, Inc.	(1.75%)	6/25/14	Open	1,102,710	1,094,187
Barclays Capital, Inc.	0.35%	6/26/14	Open	2,981,250	2,985,830
BNP Paribas Securities Corp.	0.13%	7/7/14	Open	2,535,488	2,536,310
BNP Paribas Securities Corp.	0.33%	7/7/14	Open	2,172,000	2,172,165
BNP Paribas Securities Corp.	0.33%	7/7/14	Open	1,069,000	1,070,431
BNP Paribas Securities Corp.	0.33%	7/7/14	Open	1,823,000	1,825,440
BNP Paribas Securities Corp.	0.33%	7/7/14	Open	2,172,000	2,174,907
BNP Paribas Securities Corp.	0.33%	7/7/14	Open	968,000	969,295
BNP Paribas Securities Corp.	0.33%	7/7/14	Open	963,000	964,289
BNP Paribas Securities Corp.	0.33%	7/7/14	Open	1,884,000	1,886,521
BNP Paribas Securities Corp.	0.34%	7/7/14	Open	2,300,000	2,303,171
BNP Paribas Securities Corp.	0.34%	7/7/14	Open	490,000	490,676
BNP Paribas Securities Corp.	0.35%	7/7/14	Open	1,203,000	1,204,708
BNP Paribas Securities Corp.	0.35%	7/7/14	Open	834,000	835,184
BNP Paribas Securities Corp.	0.35%	7/7/14	Open	853,000	854,211
Credit Suisse Securities (USA) LLC	0.35%	7/7/14	Open	1,671,156	1,673,528

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2014	16

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Reverse repurchase agreements outstanding as of November 30, 2014 were as follows (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

Credit Suisse Securities (USA) LLC	0.35%	7/7/14	Open	1,858,594	$1,861,232
Credit Suisse Securities (USA) LLC	0.35%	7/7/14	Open	1,510,500	1,512,644
Credit Suisse Securities (USA) LLC	0.35%	7/7/14	Open	2,011,500	2,014,355
Credit Suisse Securities (USA) LLC	0.35%	7/7/14	Open	1,747,463	1,749,943
Credit Suisse Securities (USA) LLC	0.35%	7/7/14	Open	3,373,625	3,378,414
BNP Paribas Securities Corp.	0.11%	7/8/14	Open	6,898,125	6,899,236
BNP Paribas Securities Corp.	0.16%	7/8/14	Open	1,147,538	1,148,000
BNP Paribas Securities Corp.	0.42%	9/8/14	Open	1,009,000	1,009,206
Deutsche Bank Securities, Inc.	0.42%	9/8/14	Open	1,290,000	1,291,238
Deutsche Bank Securities, Inc.	0.42%	9/8/14	Open	840,000	840,823
Deutsche Bank Securities, Inc.	0.42%	9/8/14	Open	1,009,000	1,009,989
Deutsche Bank Securities, Inc.	0.42%	9/8/14	Open	1,468,000	1,469,439
JPMorgan Chase Bank N.A.	0.55%	9/16/14	Open	3,198,750	3,202,415
BANK OF AMERICA SECURITIES LLC	0.11%	10/28/14	Open	8,120,000	8,120,819
BANK OF AMERICA SECURITIES LLC	0.14%	10/28/14	Open	1,306,000	1,306,168
BANK OF AMERICA SECURITIES LLC	0.14%	10/28/14	Open	820,000	820,105
BNP Paribas Securities Corp.	0.08%	10/28/14	Open	1,022,000	1,022,075
BNP Paribas Securities Corp.	0.14%	10/28/14	Open	847,000	847,128
BNP Paribas Securities Corp.	0.34%	10/28/14	Open	3,986,000	3,987,242
BNP Paribas Securities Corp.	0.34%	10/28/14	Open	1,321,000	1,321,412
BNP Paribas Securities Corp.	0.35%	10/28/14	Open	4,751,000	4,752,524
BNP Paribas Securities Corp.	0.36%	10/28/14	Open	1,509,000	1,509,498
BNP Paribas Securities Corp.	0.36%	10/28/14	Open	2,407,000	2,407,794
BNP Paribas Securities Corp.	0.36%	10/28/14	Open	967,000	967,319
Barclays Capital, Inc.	0.35%	10/29/14	Open	3,228,000	3,230,893
Credit Suisse Securities (USA) LLC	0.35%	10/29/14	Open	2,087,000	2,089,825
BNP Paribas Securities Corp.	0.35%	10/31/14	Open	2,147,000	2,147,647
BNP Paribas Securities Corp.	0.35%	10/31/14	Open	821,000	821,247
BNP Paribas Securities Corp.	0.35%	10/31/14	Open	1,904,000	1,904,574
Barclays Capital, Inc.	(3.00%)	11/10/14	Open	866,000	865,848
Barclays Capital, Inc.	0.35%	11/10/14	Open	1,032,000	1,032,211
Barclays Capital, Inc.	0.35%	11/10/14	Open	4,796,000	4,796,979
Barclays Capital, Inc.	0.35%	11/10/14	Open	1,076,000	1,076,253
BNP Paribas Securities Corp.	0.13%	11/10/14	Open	1,030,000	1,030,078
BNP Paribas Securities Corp.	0.13%	11/10/14	Open	2,402,000	2,402,182
BNP Paribas Securities Corp.	0.13%	11/10/14	Open	2,750,000	2,750,209
BNP Paribas Securities Corp.	0.13%	11/10/14	Open	510,000	510,039
BNP Paribas Securities Corp.	0.13%	11/10/14	Open	2,160,000	2,160,164
BNP Paribas Securities Corp.	0.13%	11/10/14	Open	5,600,000	5,600,425
BNP Paribas Securities Corp.	0.13%	11/10/14	Open	1,248,000	1,248,095
BNP Paribas Securities Corp.	0.14%	11/10/14	Open	854,000	854,070
BNP Paribas Securities Corp.	0.14%	11/10/14	Open	1,353,000	1,353,110
BNP Paribas Securities Corp.	0.14%	11/10/14	Open	6,547,000	6,547,535
BNP Paribas Securities Corp.	0.14%	11/10/14	Open	1,358,000	1,358,111
BNP Paribas Securities Corp.	0.35%	11/10/14	Open	2,679,000	2,679,547
BNP Paribas Securities Corp.	0.35%	11/10/14	Open	1,564,000	1,564,319
BNP Paribas Securities Corp.	0.35%	11/10/14	Open	4,083,000	4,083,834
BNP Paribas Securities Corp.	0.35%	11/10/14	Open	2,131,000	2,131,435
BNP Paribas Securities Corp.	0.35%	11/10/14	Open	1,754,000	1,754,358
BNP Paribas Securities Corp.	0.35%	11/10/14	Open	857,000	857,175

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2014	17

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Reverse repurchase agreements outstanding as of November 30, 2014 were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	0.35%	11/10/14	Open	4,769,000	$4,769,974
BNP Paribas Securities Corp.	0.35%	11/10/14	Open	1,211,000	1,211,247
BNP Paribas Securities Corp.	0.35%	11/10/14	Open	1,125,000	1,125,230
BNP Paribas Securities Corp.	0.35%	11/10/14	Open	2,137,000	2,137,436
BNP Paribas Securities Corp.	0.35%	11/10/14	Open	2,306,000	2,306,471
BNP Paribas Securities Corp.	0.35%	11/10/14	Open	1,147,000	1,147,234
BNP Paribas Securities Corp.	0.35%	11/10/14	Open	2,914,000	2,914,595
BNP Paribas Securities Corp.	0.35%	11/10/14	Open	488,000	488,100
BNP Paribas Securities Corp.	0.35%	11/10/14	Open	1,310,000	1,310,267
BNP Paribas Securities Corp.	0.35%	11/10/14	Open	2,818,000	2,818,575
Credit Suisse Securities (USA) LLC	0.40%	11/10/14	Open	1,645,313	1,645,696
Credit Suisse Securities (USA) LLC	0.40%	11/10/14	Open	1,961,094	1,961,551
Credit Suisse Securities (USA) LLC	0.40%	11/10/14	Open	1,905,750	1,906,195
Credit Suisse Securities (USA) LLC	0.40%	11/10/14	Open	1,811,250	1,811,673
Credit Suisse Securities (USA) LLC	0.40%	11/10/14	Open	1,653,633	1,654,018
Credit Suisse Securities (USA) LLC	0.40%	11/10/14	Open	1,810,688	1,811,110
Deutsche Bank Securities, Inc.	0.42%	11/10/14	Open	997,000	997,244
Deutsche Bank Securities, Inc.	0.42%	11/10/14	Open	850,000	850,208
Deutsche Bank Securities, Inc.	0.42%	11/10/14	Open	1,443,000	1,443,353
Deutsche Bank Securities, Inc.	0.42%	11/10/14	Open	848,000	848,208
JPMorgan Chase Bank N.A.	0.40%	11/10/14	Open	7,682,500	7,684,293
JPMorgan Chase Bank N.A.	0.40%	11/10/14	Open	4,169,900	4,170,873
JPMorgan Chase Bank N.A.	0.40%	11/10/14	Open	4,358,094	4,359,110
JPMorgan Chase Bank N.A.	0.40%	11/10/14	Open	4,691,341	4,692,436
JPMorgan Chase Bank N.A.	0.40%	11/10/14	Open	7,707,000	7,708,798
JPMorgan Chase Bank N.A.	0.40%	11/10/14	Open	4,289,500	4,290,501
UBS Securities LLC	0.34%	11/10/14	Open	3,932,000	3,932,780
UBS Securities LLC	0.34%	11/10/14	Open	176,000	176,035
UBS Securities LLC	0.34%	11/10/14	Open	1,213,000	1,213,241
UBS Securities LLC	0.34%	11/10/14	Open	1,206,000	1,206,239
UBS Securities LLC	0.34%	11/10/14	Open	1,409,000	1,409,279
UBS Securities LLC	0.34%	11/10/14	Open	1,584,000	1,584,314
UBS Securities LLC	0.34%	11/10/14	Open	1,550,000	1,550,307
UBS Securities LLC	0.34%	11/10/14	Open	1,447,000	1,447,287
UBS Securities LLC	0.34%	11/10/14	Open	3,614,000	3,614,717
UBS Securities LLC	0.34%	11/10/14	Open	4,265,000	4,265,846
UBS Securities LLC	0.34%	11/10/14	Open	1,369,000	1,369,271
UBS Securities LLC	0.34%	11/10/14	Open	1,360,000	1,360,270
UBS Securities LLC	0.34%	11/10/14	Open	942,000	942,187
UBS Securities LLC	0.34%	11/10/14	Open	1,212,000	1,212,240
UBS Securities LLC	0.34%	11/10/14	Open	1,911,000	1,911,379
UBS Securities LLC	0.34%	11/10/14	Open	1,520,000	1,520,301
CIitigroup Global Markets, Inc.	0.22%	11/13/14	1/14/15	34,850,000	34,853,833
RBC Capital Markets, LLC	0.22%	11/18/14	12/16/14	8,696,000	8,696,691
Total				$325,844,159	$326,028,354
[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2014	18

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Financial futures contracts outstanding as of November 30, 2014 were as follows:

Contracts Purchased/ Sold	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)

100	90 Day Euro Future	Chicago Mercantile	December 2015	USD	24,812,500	$(4,615)
(74)	2- Year U.S. treasury Note	Chicago Board of Trade	March 2015	USD	16,216,406	(19,760)
(281)	5-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	USD	33,577,305	(110,762)
(184)	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	USD	23,376,625	(156,252)
177	Long U.S. Treasury Bond	Chicago Board of Trade	March 2015	USD	25,244,625	343,280
482	Ultra Long U.S. Treasury Bond	Chicago Board of Trade	March 2015	USD	77,511,625	1,498,044
(50)	90 Day Euro Future	Chicago Mercantile	December 2016	USD	12,291,875	3,991
(50)	90 Day Euro Future	Chicago Mercantile	December 2017	USD	12,208,750	(4,986)

Total						$1,548,940

•	Forward foreign currency exchange contracts outstanding as of November 30, 2014 were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation

USD	2,046,324	EUR	1,603,891	JPMorgan Chase Bank N.A.	1/21/15	$51,321
USD	2,040,327	EUR	1,599,190	JPMorgan Chase Bank N.A.	1/21/15	51,170
USD	10,298,617	GBP	6,459,000	Barclays Bank PLC	1/21/15	212,845
USD	10,257,161	GBP	6,433,000	Barclays Bank PLC	1/21/15	211,988
Total						$527,324

•	OTC interest rate swaptions purchased as of November 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value

10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.00%	Receive	3-month LIBOR	1/21/15	USD	15,000	14,765
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.30%	Receive	3-month LIBOR	1/21/15	USD	15,000	110,195
5-Year Interest Rate Swap	Deutsche Bank AG	Call	2.30%	Receive	3-month LIBOR	11/17/15	USD	50,000	1,030,322
30-Year Interest Rate Swap	Barclays Bank PLC	Call	3.05%	Receive	3-month LIBOR	11/20/17	USD	1,800	155,680
5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.30%	Pay	3-month LIBOR	11/17/15	USD	50,000	583,045
30-Year Interest Rate Swap	Barclays Bank PLC	Put	4.05%	Pay	3-month LIBOR	11/20/17	USD	2,500	94,140
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	5/22/18	USD	12,000	$203,137
Total									$2,191,284

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2014	19

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	OTC interest rate swaptions written as of November 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value

10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.30%	Pay	3-month LIBOR	1/20/15	USD	27,500	$(200,666)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.15%	Pay	3-month LIBOR	1/21/15	USD	30,000	(88,738)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.80%	Pay	3-month LIBOR	2/10/15	USD	5,200	(214,510)
10-Year Interest Rate Swap	Goldman Sachs Bank USA	Call	2.00%	Pay	3-month LIBOR	2/17/15	USD	10,000	(18,367)
10-Year Interest Rate Swap	Barclays Bank PLC	Call	1.90%	Pay	3-month LIBOR	4/16/15	USD	4,000	(9,029)
10-Year Interest Rate Swap	Credit Suisse International	Call	1.90%	Pay	3-month LIBOR	4/16/15	USD	4,000	(9,029)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	2.50%	Pay	3-month LIBOR	5/22/15	USD	24,000	(491,359)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.79%	Pay	3-month LIBOR	11/17/15	USD	27,000	(1,003,161)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.50%	Pay	3-month LIBOR	3/17/16	USD	12,000	(289,885)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.60%	Pay	3-month LIBOR	3/17/16	USD	12,000	(339,291)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.80%	Receive	3-month LIBOR	1/20/15	USD	27,500	(12,990)
10-Year Interest Rate Swap	Barclays Bank PLC	Put	3.10%	Receive	3-month LIBOR	1/20/15	USD	2,000	(90)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.10%	Receive	3-month LIBOR	1/20/15	USD	2,000	(90)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.80%	Receive	3-month LIBOR	2/10/15	USD	5,200	(16)
10-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	2.80%	Receive	3-month LIBOR	2/17/15	USD	10,000	(14,575)
10-Year Interest Rate Swap	Barclays Bank PLC	Put	3.65%	Receive	3-month LIBOR	4/15/15	USD	2,200	(419)
10-Year Interest Rate Swap	Citibank N.A.	Put	3.65%	Receive	3-month LIBOR	4/15/15	USD	2,000	(381)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.65%	Receive	3-month LIBOR	4/15/15	USD	1,800	(343)
10-Year Interest Rate Swap	Barclays Bank PLC	Put	2.90%	Receive	3-month LIBOR	4/16/15	USD	4,000	(12,994)
10-Year Interest Rate Swap	Credit Suisse International	Put	2.90%	Receive	3-month LIBOR	4/16/15	USD	4,000	(12,993)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.50%	Receive	3-month LIBOR	5/22/15	USD	24,000	(18,892)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.79%	Receive	3-month LIBOR	11/17/15	USD	27,000	(539,944)

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2014	20

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Over-the-counter interest rate swaptions written as of November 30, 2014 were as follows (concluded):
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.60%	Receive	3-month LIBOR	3/17/16	USD	12,000	$(101,261)
10-Year Interest Rate Swap	Barclays Bank PLC	Put	4.05%	Receive	3-month LIBOR	4/18/16	USD	3,400	(16,346)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.05%	Receive	3-month LIBOR	4/18/16	USD	3,200	(15,385)
10-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	4.05%	Receive	3-month LIBOR	4/18/16	USD	3,400	(16,346)
10-Year Interest Rate Swap	Citibank N.A.	Put	4.05%	Receive	3-month LIBOR	4/25/16	USD	10,000	(49,734)
10-Year Interest Rate Swap	BNP Paribas S.A.	Put	4.10%	Receive	3-month LIBOR	4/25/16	USD	7,200	(33,172)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	5/22/18	USD	24,000	(125,513)
Total									$(3,635,519)

•	Centrally cleared interest rate swaps outstanding as of November 30, 2014 were as follows:
Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.56%[1]	3-month LIBOR	Chicago Mercantile	N/A	6/25/15	USD	41,800	$(70,583)
2.29%[1]	3-month LIBOR	Chicago Mercantile	12/31/14[2]	7/31/21	USD	20,000	(422,923)
2.65%[1]	3-month LIBOR	Chicago Mercantile	N/A	6/30/24	USD	9,550	317,425
2.59%[1]	3-month LIBOR	Chicago Mercantile	N/A	7/22/24	USD	4,600	127,579
2.62%[1]	3-month LIBOR	Chicago Mercantile	N/A	7/24/24	USD	3,600	108,158
2.42%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/26/24	USD	500	5,254
2.45%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/26/24	USD	1,200	15,912
2.45%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/26/24	USD	1,200	15,967
2.42%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/28/24	USD	500	5,093
2.37%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/28/24	USD	1,400	8,441
2.37%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/28/24	USD	1,600	8,692
2.31%[1]	3-month LIBOR	Chicago Mercantile	N/A	12/02/24	USD	2,200	321
2.31%[1]	3-month LIBOR	Chicago Mercantile	N/A	12/02/24	USD	2,800	(69,402)
Total							$49,934

[1]	Trust pays the fixed rate and receives the floating rate.
[2]	Forward Swap

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2014	21

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	OTC credit default swaps – buy protection outstanding as of November 30, 2014 were as follows:
Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Depreciation
Radian Group, Inc.	5.00%	Citibank N.A.	6/20/15	USD	2,800	$(69,923)	$18,066	$(87,989)
The New York Times Co.	1.00%	Barclays Bank PLC	12/20/16	USD	3,600	(48,133)	103,523	(151,657)
Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	9/20/17	USD	1	(10)	9	(19)
Westpac Banking Corp.	1.00%	Deutsche Bank AG	9/20/17	USD	1	(10)	9	(19)
Total						$(118,076)	$121,607	$(239,684)

•	OTC credit default swaps – sold protection outstanding as of November 30, 2014 were as follows:
Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation
MetLife, Inc.	1.00%	Credit Suisse International	9/20/16	BBB	USD	1,080	$15,159	$(35,806)	$50,965
MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	BBB	USD	1,460	20,492	(44,262)	64,754
MetLife, Inc.	1.00%	Goldman Sachs Bank USA	9/20/16	BBB	USD	1,000	14,036	(29,506)	43,542
MetLife, Inc.	1.00%	Morgan Stanley Capital Services LLC	9/20/16	BBB	USD	550	7,720	(14,584)	22,304
MetLife, Inc.	1.00%	Morgan Stanley Capital Services LLC	9/20/16	BBB	USD	1,810	25,405	(53,811)	79,216
MetLife, Inc.	1.00%	Citibank N.A.	12/20/16	BBB	USD	575	8,970	(18,772)	27,742
MetLife, Inc.	1.00%	Citibank N.A.	12/20/16	BBB	USD	595	9,277	(17,829)	27,106
Total							$101,059	$(214,570)	$315,629

[1]	Using S&P’s rating of the issuer.
[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

•	OTC interest rate swaps outstanding as of November 30, 2014 were as follows:

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation

0.00%[1]	3-month LIBOR	JPMorgan Chase Bank N.A	9/26/17[2]	9/26/19	USD	21,000	$ 15,339	—	$15,339

[1]	Fund pays the floating rate and receives the fixed rate.
[2]	Forward Swap

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2014	22

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting] purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$68,003,956	$15,567,880	$83,571,836
Corporate Bonds	—	617,234,411	17,308,505	634,542,916
Foreign Agency Obligations	—	14,514,094	—	14,514,094
Municipal Bonds	—	25,638,893	—	25,638,893
Non-Agency Mortgage-Backed Securities	—	108,059,098	13	108,059,111
Preferred Securities	$13,937,010	85,695,959	—	99,632,969
U.S. Government Sponsored Agency Securities	—	102,791,750	496	102,792,246
U.S. Treasury Obligations	—	48,823,437	—	48,823,437
Short-Term Securities	4,305,742	—	—	4,305,742
Options Purchased:			—
Interest rate contracts	—	2,191,284	—	2,191,284
Total	$18,242,752	$1,072,952,882	$32,876,894	$1,124,072,528

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2014	23

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [1]
Assets:
Credit contracts	—	$315,629	—	$315,629
Foreign currency exchange contracts	—	527,324	—	527,324
Interest rate contracts	$1,845,315	628,181	—	2,473,496
Liabilities:
Credit contracts	—	(239,684)	—	(239,684)
Foreign currency exchange contracts	—	—	—	—
Interest rate contracts	(296,375)	(4,198,427)		(4,494,802)
Total	$1,548,940	$(2,966,977)	—	$(1,418,037)

[1]	Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written, which are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of November 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$961,637	—	—	$961,637
Cash pledged for financial futures contracts	1,409,000	—	—	1,409,000
Cash pledged as collateral for over-the-counter swaps	1,020,000	—	—	1,020,000
Cash pledged as collateral for centrally cleared swaps	386,000	—	—	386,000
Liabilities:
Cash Received as collateral for reverse repurchase agreements	—	$(741,000)	—	(741,000)
Foreign currency at value	—	(3,824)	—	(3,824)
Reverse repurchase agreements	—	(326,028,354)	—	(326,028,354)
Total	$3,776,637	$(326,773,178)	—	$(322,996,541)

There were no transfers between Level 1 and Level 2 during the year ended November 30, 2014.

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2014	24

Schedule of Investments (concluded)	BlackRock Core Bond Trust (BHK)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage-Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of August 31, 2014	$6,755,839	$8,777,320	—	—	$15,533,159
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3[1]	(6,237,350)	—	—	—	(6,237,350)
Accrued discounts/premiums	(836,297)	—	—	—	(836,297)
Net realized gain	—	—	—	—	—
Net change in unrealized appreciation/depreciation[2,3]	(329,486)	(40,158)	$13	$496	(369,135)
Purchases	16,215,174	8,571,343	—	—-	24,786,517
Sales	—	—	—	—

Closing Balance, as of August 31, 2014	$15,567,880	$17,308,505	$13	$496	$32,876,894
Net change in unrealized appreciation/depreciation on investments still held at November 30, 2014[3]	$(329,486)	$(40,158)	$13	$496	$(369,135)

[1]	As of August 31, 2014, the Trust used significant unobservable inputs in determining the value of certain investments. As of November 30, 2014, the Trust used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $6,237,350 transferred from Level 3 to Level 2 in the disclosure hierarchy.
[2]	Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations.
[3]	Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments held as of November 30, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could results in a significantly lower or higher value of such Level 3 instruments.

BLACKROCK CORE BOND TRUST	NOVEMBER 30, 2014	25

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Core Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Core Bond Trust

Date: January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Core Bond Trust

Date: January 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Core Bond Trust

Date: January 22, 2015